Expected credit loss measurement - Maximum exposure to credit risk (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total maximum exposure to credit risk reflected on the balance sheet within the scope of ECL
Credit enhancements
Collateral and credit enhancements related to credit-impaired financial assets measured at amortized cost	$ 3,742	$ 3,824
Collateral and credit enhancements related to off-balance sheet financial instruments and other credit lines for credit-impaired positions	356	237
Total maximum exposure to credit risk reflected on the balance sheet within the scope of ECL | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	1,045,500	1,191,700
Collateral
Cash collateral received	31,000	40,400
Collateralized by equity and debt instruments	244,100	228,500
Secured by real estate	337,500	373,000
Other collateral	50,300	47,500
Credit enhancements
Netting	28,300	32,900
Credit derivative contracts	0	0
Guarantees and sub-participations	9,500	12,100
Exposure to credit risk after collateral and credit enhancements	344,700	457,300
Total financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	1,043,300	1,189,500
Collateral
Cash collateral received	31,000	40,400
Collateralized by equity and debt instruments	244,100	228,500
Secured by real estate	337,500	373,000
Other collateral	50,300	47,500
Credit enhancements
Netting	28,300	32,900
Credit derivative contracts	0	0
Guarantees and sub-participations	9,500	12,100
Exposure to credit risk after collateral and credit enhancements	342,600	455,100
Cash and balances at central banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	223,300	314,100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	223,300	314,100
Amounts due from banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	18,900	21,100
Collateral
Cash collateral received	0	0
Collateralized by equity and debt instruments	200	200
Other collateral	100	200
Credit enhancements
Guarantees and sub-participations	200	300
Exposure to credit risk after collateral and credit enhancements	18,400	20,500
Receivables from securities financing transactions measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	118,300	99,000
Collateral
Cash collateral received	0	0
Collateralized by equity and debt instruments	113,200	95,600
Other collateral	4,100	2,800
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	1,000	700
Cash collateral receivables on derivative instruments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	44,000	50,100
Credit enhancements
Netting	28,300	32,900
Exposure to credit risk after collateral and credit enhancements	15,700	17,200
Loans and advances to customers | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	580,000	639,700
Collateral
Cash collateral received	30,800	40,200
Collateralized by equity and debt instruments	130,100	131,900
Secured by real estate	337,500	372,900
Other collateral	40,900	38,900
Credit enhancements
Credit derivative contracts	0	0
Guarantees and sub-participations	9,300	11,900
Exposure to credit risk after collateral and credit enhancements	31,400	43,900
Other financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	58,800	65,500
Collateral
Cash collateral received	200	100
Collateralized by equity and debt instruments	700	800
Secured by real estate	0	100
Other collateral	5,300	5,700
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	52,700	58,800
Financial assets measured at fair value through other comprehensive income - debt | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	2,200	2,200
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	2,200	2,200
Total maximum exposure to credit risk not reflected on the balance sheet within the scope of ECL | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	290,100	319,200
Collateral
Cash collateral received	21,400	23,700
Collateralized by equity and debt instruments	109,900	101,600
Secured by real estate	14,900	20,100
Other collateral	26,400	26,600
Credit enhancements
Netting	0	0
Credit derivative contracts	0	500
Guarantees and sub-participations	11,200	14,800
Exposure to credit risk after collateral and credit enhancements	106,200	131,800
Guarantees | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	40,200	46,100
Collateral
Cash collateral received	1,900	2,900
Collateralized by equity and debt instruments	19,600	21,400
Secured by real estate	400	300
Other collateral	2,300	3,400
Credit enhancements
Credit derivative contracts	0	100
Guarantees and sub-participations	3,900	4,600
Exposure to credit risk after collateral and credit enhancements	12,300	13,300
Loan commitments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	79,400	91,500
Collateral
Cash collateral received	200	500
Collateralized by equity and debt instruments	3,800	3,200
Secured by real estate	1,600	2,200
Other collateral	22,700	17,100
Credit enhancements
Credit derivative contracts	0	400
Guarantees and sub-participations	4,200	5,900
Exposure to credit risk after collateral and credit enhancements	46,800	62,300
Forward starting transactions, reverse repurchase and securities borrowing agreements | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	24,900	18,400
Collateral
Collateralized by equity and debt instruments	24,900	18,400
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	0	0
Committed unconditionally revocable credit lines | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	145,600	163,200
Collateral
Cash collateral received	19,400	20,300
Collateralized by equity and debt instruments	61,600	58,500
Secured by real estate	12,900	17,600
Other collateral	1,500	6,200
Credit enhancements
Guarantees and sub-participations	3,100	4,400
Exposure to credit risk after collateral and credit enhancements	$ 47,100	$ 56,200